Summary of Changes in Total Deferred Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Total deferred revenue, beginning of period	$ 4,052,270	$ 1,214,096
Billings	9,487,029	4,362,730
Revenue recognized (prior year deferred revenue)	(3,867,853)	(1,214,096)
Revenue recognized (current year deferred revenue)	(6,383,159)	(3,091,333)
Total deferred revenue, end of period	3,736,253	4,052,270
OpenReel [Member]
Restructuring Cost and Reserve [Line Items]
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)		2,780,873
Vidello Limited [Member]
Restructuring Cost and Reserve [Line Items]
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)	$ 447,966